Common, subordinated and preferred units - Additional information (Details)		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2021 $ / shares
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	1
Series A Preferred Stock [Member]
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 25.00
Preferred Stock, Redemption Price Per Share		$ 25.00
Preferred stock distribution rate, Percentage		8.75%
Partners Capital Distribution Amount Per Unit		$ 2.1875